Earnings Per Common Share Applicable to Common Shareholders of MUFG (Narrative) (Detail)	Aug. 01, 2014 ¥ / shares
Class 11 Preferred Stock [Member]
Earnings Per Common Share [Line Items]
Conversion price	¥ 802.6